Summary of income and share data used in the basic and diluted loss per share computations (Details)	12 Months Ended
	Mar. 31, 2026 $ / shares	Mar. 31, 2026 INR (₨) ₨ / shares shares	Mar. 31, 2025 INR (₨) ₨ / shares shares	Mar. 31, 2024 INR (₨) ₨ / shares shares
Loss Per Share
Loss attributable to ordinary shareholders - Basic | ₨		₨ (232,990)	₨ (106,925)	₨ (350,943)
Weighted average number of ordinary shares outstanding used in computing basic loss per share | shares		62,796,401	61,875,719	62,672,527
Basic loss per share | (per share)	$ (0.04)	₨ (3.71)	₨ (1.73)	₨ (5.60)
Loss attributable to ordinary shareholders-Dilutive | ₨		₨ (232,990)	₨ (106,925)	₨ (350,943)
Weighted average number of ordinary shares outstanding used in computing diluted loss per share | shares		62,796,401	61,875,719	62,672,527
Diluted loss per share | (per share)	$ (0.04)	₨ (3.71)	₨ (1.73)	₨ (5.60)